Expense Example - FidelityAdvisorFocusFunds-AMCIZComboPRO - FidelityAdvisorFocusFunds-AMCIZComboPRO - Fidelity Advisor Biotechnology Fund	Sep. 28, 2024 USD ($)
Fidelity Advisor Biotechnology Fund - Class A
Expense Example:
1 year	$ 667
3 years	863
5 years	1,075
10 years	1,685
Fidelity Advisor Biotechnology Fund - Class C
Expense Example:
1 year	274
3 years	539
5 years	928
10 years	1,821
Fidelity Advisor Biotechnology Fund - Class M
Expense Example:
1 year	469
3 years	721
5 years	992
10 years	1,765
Fidelity Advisor Biotechnology Fund - Class I
Expense Example:
1 year	73
3 years	227
5 years	395
10 years	883
Fidelity Advisor Biotechnology Fund - Class Z
Expense Example:
1 year	59
3 years	186
5 years	324
10 years	$ 726